Income Taxes - Schedule of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic					$ (74,882)	$ (73,742)
Foreign					(225)	617
Loss before income taxes	$ (19,336)	$ (19,132)	$ (65,906)	$ (60,176)	$ (75,107)	$ (73,125)